11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of financial assets measured at fair value by level

As at December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash	$139,164	$-	$-	$139,164
Due from optionees	12,751	-	-	12,751
Other receivables	7,226	-	-	7,226
Property deposits	1,439	-	-	1,439
	$160,580	$-	$-	$160,580

As at December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash	$205,238	$-	$-	$205,238
Due from optionees	61,249	-	-	61,249
Other receivables	28,494	-	-	28,494
Property deposits	1,561	-	-	1,561
	$296,542	$-	$-	$296,542